Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Services: Pursuant to a ship management agreement between each of the vessel owning companies and Danaos Shipping Company Limited (the “Manager”), the Manager acts as the fleet’s technical manager responsible for (i) recruiting qualified officers and crews, (ii) managing day to day vessel operations and relationships with charterers, (iii) purchasing of stores, supplies and new equipment for the vessels, (iv) performing general vessel maintenance, reconditioning and repair, including commissioning and supervision of shipyards and subcontractors of drydock facilities required for such work, (v) ensuring regulatory and classification society compliance, (vi) performing operational budgeting and evaluation, (vii) arranging financing for vessels, (viii) providing accounting, treasury and finance services and (ix) providing information technology software and hardware in the support of the Company’s processes. The Company’s largest shareholder controls the Manager.

On August 10, 2018, the term of the Company’s management agreement with the Manager was extended until December 31, 2024. Pursuant to the management agreement, the management fees are as follows for the years presented in the Consolidated Statements of Income: i) a daily management fee of $850, ii) a daily vessel management fee of $425 for vessels on bareboat charter and iii) a daily vessel management fee of $850 for vessels on time charter. Additionally, a fee of 1.25% on gross freight, charter hire, ballast bonus and demurrage with respect to each vessel in the fleet, a fee of 0.5% based on the contract price of any vessel bought and sold by the Manager on the Company’s behalf and a supervision fee of $725 thousand per vessel under construction are due to the Manager over the construction period starting from steel cutting.

Management fees in 2022 amounted to approximately $21.9 million (2021: $19.9 million, 2020: $17.7 million), which are presented under “General and administrative expenses” in the Consolidated Statements of Income. Commissions to the Manager in 2022 amounted to approximately $14.6 million (2021: $10.4 million, 2020: $5.7 million), which are presented under “Voyage expenses” in the Consolidated Statements of Income. Commission of 0.5% on the contract price of the vessels sold in 2022 amounted to approximately $0.7 million presented under “Gain on sale of vessels” (2021: $1.3 million, 2020: $0.7 million were capitalized to the cost of newly acquired vessels).

11. Related Party Transactions (Continued)

The Company pays advances on account of the vessels’ operating expenses. These prepaid amounts are presented in the Consolidated Balance Sheets under “Due from related parties” totaling $34.0 million and $21.9 million as of December 31, 2022 and 2021, respectively. On July 1, 2021, the Company exercised its option to acquire the remaining 51% equity interest in Gemini from Virage International Ltd., a company controlled by the Company’s largest shareholder, for $86.7 million, which was fully paid by November 1, 2021 (refer to Note 3 “Acquisitions”).

The Company employs its executive officers. The executive officers received an aggregate of $2.1 million (€2.0 million), $2.1 million (€1.8 million) and $1.8 million (€1.5 million) for the years ended December 31, 2022, 2021 and 2020, respectively. Prior service costs related to a defined benefit plan of $14.2 million were recognized in the other comprehensive income in the year ended December 31, 2022. Advances related to this plan amounting to $7.8 million were exercised in the period ended December 31, 2022 (refer to Note 19 “Executive Retirement Plan”), out of which $6.8 million remain unpaid and are presented under “Other current liabilities” as of December 31, 2022. Additionally, an amount of $0.1 million was due to executive officers and is presented under “Accounts payable” in the Consolidated Balance Sheets as of December 31, 2022 and December 31, 2021, respectively. The Company recognized non-cash share-based compensation expense in respect of awards to executive officers of $5.4 million, $11.8 million and $1.0 million in the years ended December 31, 2022, 2021, and 2020, respectively.

Dr. John Coustas, the Chief Executive Officer of the Company, is a member of the Board of Directors of The Swedish Club, the primary provider of insurance for the Company, including a substantial portion of its hull & machinery, war risk and protection and indemnity insurance. During the years ended December 31, 2022, 2021 and 2020 the Company paid premiums to The Swedish Club of $6.6 million, $5.2 million and $4.3 million, respectively, which are presented under “Vessel operating expenses” in the Consolidated Statements of Income. As of December 31, 2022 and 2021, the Company had payable to The Swedish Club amounting to $1.0 million and nil, respectively.